Other Information by Nature	12 Months Ended
Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [abstract]
Other Information by Nature

10. Other information by nature

The breakdown of the Selling, Research & Development and Administrative expenses by nature is as follows:

	For the year ended December 31,
	2022	2021	2020
	(EUR thousand)
Personnel	64,543	46,489	43,731
Other Costs and Incomes	71,164	56,886	42,675
Depreciation and Amortization	11,273	10,124	8,807
Expected Credit Losses	(760)	(933)	1,084
Total Expenses	146,220	112,566	96,297

Depreciation and amortization can be broken down as follows:

	For the year ended December 31,
	2022	2021	2020
	(EUR thousand)
Cost of sales	53,550	46,258	45,296
Selling and Marketing expenses	722	787	844
Research and Development expenses	3,468	3,353	2,580
General and Administrative expenses	7,082	5,985	5,383
Total Depreciation & Amortization	64,822	56,383	54,103

For further details on amortization and depreciation for the years ended December 31, 2022 and 2021, reference should be made to the movements in property, plant and equipment, intangible assets and right of use assets. (Note 17 - 18 - 35).